INTANGIBLE ASSETS - Schedule of Disclosure of Intangible Assets and Goodwill Explanatory (Details) - Domain names and related websites - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	$ 108,508	$ 108,486
Digital marketing - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	97,562	100,386
Fantasy data - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	8,100	8,100
Ticketing - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	1,550	0
Sports data - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Net book value of assets with indefinite useful lives	$ 1,296	$ 0